T. ROWE PRICE CORPORATE INCOME FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 84.2%
FINANCIAL INSTITUTIONS 30.0%
Banking 15.1%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	7,740	8,291
Banco Santander Chile, 2.70%, 1/10/25 (2)(3)	5,837	5,913
Bangkok Bank, VR, 3.733%, 9/25/34 (1)	3,580	3,741
Bank of America, 4.45%, 3/3/26	6,805	7,660
Bank of America, VR, 2.496%, 2/13/31 (1)	7,890	8,007
Bank of America, VR, 3.824%, 1/20/28 (1)	3,090	3,408
Bank of America, VR, 4.271%, 7/23/29 (1)	10,100	11,604
BBVA Bancomer, 6.50%, 3/10/21	2,515	2,596
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2)	4,840	5,393
Danske Bank, 5.375%, 1/12/24 (2)	8,825	9,883
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	1,895	1,979
Goldman Sachs Group, 3.85%, 1/26/27	1,870	2,051
Goldman Sachs Group, VR, 4.223%, 5/1/29 (1)	10,180	11,539
JPMorgan Chase, VR, 4.203%, 7/23/29 (1)	6,700	7,691
Mitsubishi Financial Group, 2.559%, 2/25/30	6,020	6,043
Morgan Stanley, VR, 2.699%, 1/22/31 (1)	11,615	11,931
Royal Bank of Scotland Group, 5.125%, 5/28/24	2,770	3,029
Royal Bank of Scotland Group, 6.125%, 12/15/22	3,900	4,274
Shinhan Bank, VR, 3.875%, 12/7/26 (1)	3,830	3,942
		118,975
Finance Companies 3.9%
Avolon Holdings Funding, 2.875%, 2/15/25 (2)	3,015	3,013
Avolon Holdings Funding, 3.95%, 7/1/24 (2)	990	1,030
Avolon Holdings Funding, 4.375%, 5/1/26 (2)	4,170	4,436
GE Capital International Funding, 4.418%, 11/15/35	7,510	8,548
Park Aerospace Holdings, 5.50%, 2/15/24 (2)	7,145	7,854
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (2)	895	952

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (2)	4,660	5,019
		30,852
Insurance 4.5%
AIA Group, 3.90%, 4/6/28 (2)	8,225	9,161
Centene, 3.375%, 2/15/30 (2)	4,565	4,565
Centene, 4.625%, 12/15/29 (2)	1,990	2,129
Centene, 5.375%, 6/1/26 (2)	1,790	1,884
CNO Financial Group, 5.25%, 5/30/25	5,110	5,768
Fidelity National Financial, 4.50%, 8/15/28	3,275	3,755
First American Financial, 4.60%, 11/15/24	3,945	4,354
UnitedHealth Group, 4.45%, 12/15/48	3,130	3,905
		35,521
Real Estate Investment Trusts 6.5%
Alexandria Real Estate Equities, 3.95%, 1/15/27	2,000	2,215
Brixmor Operating Partnership, 3.65%, 6/15/24	6,027	6,462
Healthcare Realty Trust, 3.625%, 1/15/28	4,000	4,297
Healthpeak Properties, 3.00%, 1/15/30	1,405	1,474
Healthpeak Properties, 3.25%, 7/15/26	2,440	2,631
Healthpeak Properties, 3.50%, 7/15/29	2,890	3,105
Hudson Pacific Properties, 3.25%, 1/15/30 (3)	5,405	5,630
Life Storage, 4.00%, 6/15/29	3,000	3,350
Service Properties Trust, 4.35%, 10/1/24	2,605	2,751
Service Properties Trust, 4.95%, 10/1/29	1,890	1,982
Ventas Realty, 4.40%, 1/15/29	5,090	5,835
VEREIT Operating Partnership, 3.10%, 12/15/29	3,735	3,877
VEREIT Operating Partnership, 4.875%, 6/1/26 (3)	6,485	7,430
		51,039
Total Financial Institutions		236,387
INDUSTRIAL 49.4%
Basic Industry 1.3%
ArcelorMittal, 4.55%, 3/11/26	1,490	1,613
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
ArcelorMittal, 6.125%, 6/1/25	2,010	2,318
Carpenter Technology, 5.20%, 7/15/21	2,880	3,002
Freeport-McMoRan, 4.125%, 3/1/28	3,305	3,132
		10,065
Capital Goods 1.1%
General Electric, Series D, VR, 5.00% (1)(4)	2,015	1,955
Johnson Electric Holdings, 4.125%, 7/30/24	5,990	6,379
		8,334
Communications 8.8%
AT&T, 4.50%, 3/9/48	2,130	2,430
AT&T, 5.35%, 9/1/40	1,610	2,021
AT&T, 6.375%, 3/1/41	3,000	4,047
British Telecommunications, 3.25%, 11/8/29 (2)	5,730	5,918
Charter Communications Operating, 5.75%, 4/1/48	1,725	2,058
Comcast, 3.25%, 11/1/39	3,750	4,062
Comcast, 4.70%, 10/15/48	4,520	5,935
Crown Castle Towers, 3.663%, 5/15/25 (2)	1,785	1,917
SBA Tower Trust, 2.836%, 1/15/25 (2)	3,295	3,454
SBA Tower Trust, 3.448%, 3/15/23 (2)	6,490	6,845
SK Telecom, 3.75%, 4/16/23 (2)	4,025	4,265
Verizon Communications, 4.862%, 8/21/46	770	1,024
Verizon Communications, 5.012%, 4/15/49	3,315	4,566
Verizon Communications, 5.25%, 3/16/37	3,925	5,219
Vodafone Group, 4.375%, 5/30/28	5,565	6,395
Weibo, 3.50%, 7/5/24	8,845	9,248
		69,404
Consumer Cyclical 5.2%
Ford Motor Credit, 3.087%, 1/9/23	4,840	4,838
General Motors, 5.20%, 4/1/45	1,025	1,018
General Motors, 5.95%, 4/1/49 (3)	3,430	3,725
General Motors Financial, 4.00%, 10/6/26	265	278
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 4.30%, 7/13/25	1,070	1,137
General Motors Financial, 4.35%, 4/9/25	2,385	2,544
GLP Capital, 5.25%, 6/1/25	4,215	4,727
Hyundai Capital America, 2.375%, 2/10/23 (2)(3)	2,290	2,309
VICI Properties, 3.50%, 2/15/25 (2)(3)	3,680	3,675
Volkswagen Group of America Finance, 3.20%, 9/26/26 (2)	2,400	2,499
Volkswagen Group of America Finance, 4.75%, 11/13/28 (2)	4,095	4,694
Walgreens Boots Alliance, 3.45%, 6/1/26	5,435	5,711
Western Union, 2.85%, 1/10/25 (3)	3,780	3,877
		41,032
Consumer Non-Cyclical 12.7%
AbbVie, 2.95%, 11/21/26 (2)	7,765	8,138
AbbVie, 4.05%, 11/21/39 (2)	5,310	5,848
AbbVie, 4.875%, 11/14/48	3,585	4,438
Altria Group, 4.80%, 2/14/29	4,420	5,046
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	6,075	8,217
BAT Capital, 3.557%, 8/15/27	3,670	3,867
BAT International Finance, 3.95%, 6/15/25 (2)	2,780	3,019
Bristol-Myers Squibb, 3.875%, 8/15/25 (2)	5,755	6,434
Bunge Finance, 3.25%, 8/15/26 (3)	1,655	1,703
Bunge Finance, 3.75%, 9/25/27	5,020	5,298
Cardinal Health, 4.50%, 11/15/44	365	387
Cardinal Health, 4.90%, 9/15/45	1,600	1,818
Cigna, 4.90%, 12/15/48	4,160	5,159
CVS Health, 4.10%, 3/25/25	3,425	3,744
CVS Health, 5.05%, 3/25/48	2,240	2,746
CVS Health, 5.125%, 7/20/45	265	324
Hasbro, 3.55%, 11/19/26	3,695	3,870
Health & Happiness H&H International Holdings, 5.625%,
10/24/24	675	704
New Albertsons, 3.50%, 2/15/23 (2)	3,910	3,915
Perrigo Finance, 3.50%, 12/15/21	1,065	1,090
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Perrigo Finance, 3.90%, 12/15/24 (3)	4,779	5,040
Perrigo Finance, 4.375%, 3/15/26	6,045	6,589
Reynolds American, 4.45%, 6/12/25 (3)	5,975	6,596
Reynolds American, 5.85%, 8/15/45	1,750	2,080
Want Want China Finance, 2.875%, 4/27/22 (3)	3,585	3,659
		99,729
Energy 10.4%
Aker BP, 3.00%, 1/15/25 (2)	5,575	5,582
Aker BP, 3.75%, 1/15/30 (2)	3,910	3,939
Boardwalk Pipelines, 4.45%, 7/15/27	1,110	1,165
Boardwalk Pipelines, 4.95%, 12/15/24	3,250	3,559
Boardwalk Pipelines, 5.95%, 6/1/26	5,035	5,803
Cameron LNG, 2.902%, 7/15/31 (2)	1,310	1,369
Cameron LNG, 3.302%, 1/15/35 (2)	2,510	2,727
Cameron LNG, 3.701%, 1/15/39 (2)	1,070	1,171
Cenovus Energy, 5.40%, 6/15/47	395	433
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (2)	3,375	3,367
Diamondback Energy, 3.25%, 12/1/26	2,615	2,629
Energy Transfer Operating, 2.90%, 5/15/25	3,810	3,880
Energy Transfer Operating, 5.50%, 6/1/27	1,635	1,863
Energy Transfer Operating, 6.00%, 6/15/48	3,195	3,583
EnLink Midstream Partners, 4.15%, 6/1/25	3,930	3,324
EQM Midstream Partners, 4.00%, 8/1/24	2,607	2,301
EQT, 3.00%, 10/1/22 (3)	2,190	1,834
EQT, 3.90%, 10/1/27	805	515
Nabors Industries, 7.25%, 1/15/26 (2)	2,015	1,834
Occidental Petroleum, 3.20%, 8/15/26 (3)	1,475	1,492
Occidental Petroleum, 4.40%, 8/15/49 (3)	1,754	1,666
Sabine Pass Liquefaction, 5.00%, 3/15/27	5,650	6,239
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	1,705	1,863

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Western Midstream Operating, 4.00%, 7/1/22	3,600	3,702
Williams, 4.00%, 9/15/25 (3)	2,210	2,392
Woodside Finance, 3.65%, 3/5/25 (2)	6,650	7,067
Woodside Finance, 3.70%, 3/15/28 (2)	6,390	6,869
		82,168
Technology 4.9%
Baidu, 4.375%, 3/29/28	2,680	3,046
Baidu, 4.875%, 11/14/28	7,665	9,038
Dell International, 4.90%, 10/1/26 (2)	3,310	3,753
Keysight Technologies, 4.60%, 4/6/27	1,650	1,870
Micron Technology, 4.185%, 2/15/27	4,155	4,487
Micron Technology, 4.64%, 2/6/24	2,805	3,043
Micron Technology, 4.663%, 2/15/30	1,905	2,098
Micron Technology, 4.975%, 2/6/26	1,030	1,146
Micron Technology, 5.327%, 2/6/29	605	697
MSCI, 3.625%, 9/1/30 (2)	1,555	1,559
Tencent Holdings, 3.975%, 4/11/29 (2)(3)	7,320	8,311
		39,048
Transportation 5.0%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	3,700	3,832
American Airlines PTT, Series 2016-3, Class A, 3.25%, 10/15/28	4,359	4,676
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	1,476	1,591
American Airlines PTT, Series 2017-2, Class A, 3.60%, 10/15/29	7,061	7,587
HPHT Finance 19, 2.875%, 11/5/24	5,935	6,095
SF Holding Investment, 4.125%, 7/26/23	9,105	9,693
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	4,305	4,505
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	1,520	1,614
		39,593
Total Industrial		389,373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 4.8%
Electric 4.8%
Edison International, 3.55%, 11/15/24	3,600	3,816
Sinosing Services Pte, 2.25%, 2/20/25 (3)	4,240	4,313
Sinosing Services Pte, 2.625%, 2/20/30	8,005	8,096
Southern California Edison, 2.85%, 8/1/29	3,320	3,493
Vistra Operations, 3.55%, 7/15/24 (2)	7,175	7,390
Vistra Operations, 3.70%, 1/30/27 (2)	2,945	2,960
Vistra Operations, 4.30%, 7/15/29 (2)	4,030	4,131
Vistra Operations, 5.00%, 7/31/27 (2)	3,555	3,586
Total Utility		37,785
Total Corporate Bonds (Cost $627,232)		663,545

ASSET-BACKED SECURITIES 5.1%
Other Asset-Backed Securities 5.1%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	2,815	2,901
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (2)	582	618
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (2)	3,960	4,166
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (2)	2,319	2,444
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (2)	2,648	2,836
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (2)	1,087	1,128
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (2)	6,888	7,019
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Jack In the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (2)	3,716	3,877
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (2)	6,108	6,313
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (2)	4,820	4,988
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (2)	3,881	4,054
Total Asset-Backed Securities (Cost $38,817)		40,344

BANK LOANS 1.1% (5)
Communications 0.4%
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 3.36%, 2/1/27	3,256	3,207
		3,207

Technology 0.7%
Western Digital, FRN, 1M USD LIBOR + 1.50%, 3.103%,
2/27/23	5,288	5,249
		5,249

Total Bank Loans (Cost $8,513)		8,456

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.7%
U. S. Treasury Obligations 2.7%
U. S. Treasury Bonds, 2.375%, 11/15/49	4,645	5,421
U. S. Treasury Bonds, 4.375%, 11/15/39	3,640	5,449
U. S. Treasury Bonds, 4.75%, 2/15/37 (6)	6,975	10,575
Total U. S. Treasury Obligations		21,445
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$20,410)		21,445
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 4.0%
Owned No Guarantee 4.0%
Banco Del Estado De Chile, 2.704%, 1/9/25 (2)	2,730	2,764
CRCC Yuxiang, 3.50%, 5/16/23	5,070	5,312
CSCEC Finance Cayman II, 2.90%, 7/5/22	4,260	4,342
Lamar Funding, 3.958%, 5/7/25	3,900	3,785
Saudi Arabian Oil, 4.375%, 4/16/49 (2)	3,520	3,993
Saudi Telecom, 3.89%, 5/13/29	3,700	4,017
Syngenta Finance, 4.441%, 4/24/23 (2)	6,755	7,162
Total Foreign Government Obligations & Municipalities (Cost $30,082)		31,375

MUNICIPAL SECURITIES 1.0%
Texas 1.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41 (7)	4,600	4,642
Grand Parkway Transportation, 3.236%, 10/1/52	3,110	3,168
Total Municipal Securities (Cost $7,710)		7,810

CONVERTIBLE PREFERRED STOCKS 0.1%
Consumer Non-Cyclical 0.0%
Elanco Animal Health, 5.00%, 2/1/23	1	74
		74
Electric 0.1%
Southern, Series A, 6.75%, 8/1/22	20	1,042
		1,042
Total Convertible Preferred Stocks (Cost $1,095)		1,116

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 1.59% (8)(9)	12,973	12,973
Total Short-Term Investments (Cost $12,973)		12,973
SECURITIES LENDING COLLATERAL 2.8%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 1.71% (8)(9)	154	1,543
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		1,543

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.6%
Short-Term Funds 2.6%
T. Rowe Price Short-Term Fund, 1.71% (8)(9)	2,076	20,760
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		20,760
Total Securities Lending Collateral (Cost $22,303)		22,303

Total Investments in Securities 102.7%
(Cost $769,135)		$809,367
Other Assets Less Liabilities (2.7)%		(21,510)
Net Assets 100.0%		$787,857

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $254,310 and represents 32.3% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(3) All or a portion of this security is on loan at February 29, 2020.
(4) Perpetual security with no stated maturity date.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) When-issued security
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty		Description	Contracts	Notional Amount	$ Value
		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX.NA.IG-S33, 5 Year Index,
		12/20/24), Pay 1.00% Quarterly,
JPMorgan		Receive upon credit default, 4/15/20
Chase	@	0.60%*	1	21,690	(127)
Total OTC Options Written (Premiums $(33))					(127)
Total Options Written (Premiums $(33))					$(127)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except Market Price)

SWAPS 0.2%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Bought (0.3)%

Morgan Stanley, Protection Bought (Relevant
Credit: DaVita, 5.00%, 5/01/25), Pay 5.00%
Quarterly, Receive Upon credit default, 12/20/24	3,900	(807)	(796)	(11)

Goldman Sachs, Protection Bought (Relevant
Credit: HCA, 7.50%, 2/15/22), Pay 5.00%
Monthly, Receive Upon credit default, 12/20/24	7,820	(1,560)	(1,590)	30

Total Credit Default Swaps, Protection Bought			(2,386)	19

Credit Default Swaps, Protection Sold 0.2%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	3,855	45	44	1

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	3,170	40	54	(14)

Barclays Bank, Protection Sold (Relevant Credit:
Boeing, 8.75%, 8/15/21, $109.88*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	4,530	57	79	(22)

Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	1,005	16	(14)	30

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	555	(11)	—	(11)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	820	5	4	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	4,000	16	(71)	87

BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	5,000	77	(105)	182

BNP Paribas, Protection Sold (Relevant Credit:
General Motors, 4.88%. 10/2/23, $108.76*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/24	5,575	926	816	110

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	1,190	(22)	(6)	(16)

Citibank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	7,695	32	21	11

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$101.96 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	1,095	7	6	1

Goldman Sachs, Protection Sold (Relevant
Credit: Occidental Petroleum, 5.55%, 3/15/26,
$113.97 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	8,750	(220)	(23)	(197)

JPMorgan Chase, Protection Sold (Relevant
Credit: American Airlines Group, 5.50%, 6/1/22,
$100.00 *), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/20	3,995	96	46	50

JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	515	8	(7)	15

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	7,400	132	(45)	177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	2,715	42	(53)	95

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	705	(13)	(4)	(9)

Morgan Stanley, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$101.96*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	7,760	32	98	(66)

Morgan Stanley, Protection Sold (Relevant
Credit: Williams, 4.55%, 6/24/24, $109.09*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	7,950	1	102	(101)

Total Bilateral Credit Default Swaps, Protection Sold			942	324
Total Bilateral Swaps			(1,444)	343

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.3%

Credit Default Swaps, Protection Sold 0.3%

Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	150,720	2,538	3,460	(922)

Total Credit Default Swaps, Protection Sold			3,460	(922)

Total Centrally Cleared Swaps				(922)

Net payments (receipts) of variation margin to date				706

Variation margin receivable (payable) on centrally cleared
swaps				$(216)

*Market price at February 29, 2020
**Included interest purchased or sold but not yet collected of $19.

The accompanying notes are an integral part of this Portfolio of Investments.

T.	ROWE PRICE CORPORATE INCOME FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 416 U. S. Treasury Long Bonds contracts	6/20	70,824	$2,379
Short, 121 U. S. Treasury Notes five year contracts	6/20	(14,853)	(183)
Short, 520 U. S. Treasury Notes ten year contracts	6/20	(70,070)	(1,146)
Long, 406 U. S. Treasury Notes two year contracts	6/20	88,641	542
Long, 312 Ultra U.S. Treasury Bonds contracts	6/20	64,740	2,893
Short, 414 Ultra U.S. Treasury Notes ten year
contracts	6/20	(62,191)	(1,251)
Net payments (receipts) of variation margin to date			(2,092)

Variation margin receivable (payable) on open futures contracts			$1,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$196
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$196+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$18,583		¤	¤ $	12,973
T. Rowe Price Short-Term
Fund	3,397		¤	¤	22,303
					$35,276^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $196 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $35,276.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE CORPORATE INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CORPORATE INCOME FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$772,975	$—	$772,975
Convertible Preferred Stocks	—	1,116	—	1,116
Short-Term Investments	12,973	—	—	12,973
Securities Lending Collateral	22,303	—	—	22,303
Total Securities	35,276	774,091	—	809,367
Swaps	—	1,532	—	1,532
Futures Contracts	1,142	—	—	1,142
Total	$36,418	$775,623	$—	$812,041
Liabilities
Options Written	$—	$127	$—	$127
Swaps	—	2,849	—	2,849
Total	$—	$2,976	$—	$2,976

[1] Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, U. S. Government Agency Obligations (Excluding Mortgage-
Backed), Foreign Government Obligations & Municipalities, Municipal Securities.